Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure
2019	$ 254,800
2020	4,800
2021	4,800
2022	4,800
2023	453,600
Total long-term debt	$ 722,800	$ 727,600